SHARES-BASED AWARDS - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of options exercised	$ 8.3	$ 0.4
Total fair value of share options granted	14.8	13.9
Total fair value of share options vested	3.9	6.9
Unamortized share-based compensation	$ 14.9	$ 6.6
weighted average remaining amortization period	3 years	2 years 8 months 12 days